                    THE DOW INDUSTRIALS(SM) ("DIAMONDS")(SM)

                            DIAMONDS TRUST, SERIES 1

                            A UNIT INVESTMENT TRUST

                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2007

                                  (UNAUDITED)

"Dow Jones Industrial Average", "DJIA", "Dow Jones", "The Dow", "THE DOW INDUSTRIALS", and "DIAMONDS" are trademarks and service marks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by PDR Services LLC, the American Stock Exchange LLC, and State Street Global Markets, LLC pursuant to a License Agreement with Dow Jones. The Trust, based on the DJIA, is not sponsored, endorsed, sold, or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in the Trust.

DIAMONDS TRUST, SERIES 1
SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

COMMON STOCKS                                                  SHARES          VALUE
-----------------------------------------------------------------------------------------
3M Co. .....................................................  3,984,683    $  329,812,212
Alcoa, Inc. ................................................  3,984,683       141,416,400
Altria Group, Inc. .........................................  3,984,683       274,624,352
American Express Co. .......................................  3,984,683       241,750,718
American International Group, Inc. .........................  3,984,683       278,569,189
AT&T, Inc. .................................................  3,984,683       154,286,926
Boeing Co. .................................................  3,984,683       370,575,519
Caterpillar, Inc. ..........................................  3,984,683       289,367,679
Citigroup, Inc. ............................................  3,984,683       213,658,702
Coca-Cola Co. (The).........................................  3,984,683       207,960,606
Disney (Walt) Co. (The).....................................  3,984,683       139,384,211
Du Pont (E.I.) de Nemours...................................  3,984,683       195,926,863
Exxon Mobil Corp. ..........................................  3,984,683       316,304,137
General Electric Co. .......................................  3,984,683       146,875,415
General Motors Corp. .......................................  3,984,683       124,441,650
Hewlett-Packard Co. ........................................  3,984,683       167,914,542
Home Depot, Inc. ...........................................  3,984,683       150,899,945
Honeywell International, Inc. ..............................  3,984,683       215,890,125
Intel Corp. ................................................  3,984,683        85,670,685
International Business Machines Corp. ......................  3,984,683       407,274,449
JPMorgan Chase & Co. .......................................  3,984,683       207,601,984
Johnson & Johnson...........................................  3,984,683       255,896,342
McDonald's Corp. ...........................................  3,984,683       192,380,495
Merck & Co., Inc. ..........................................  3,984,683       204,972,094
Microsoft Corp. ............................................  3,984,683       119,301,409
Pfizer, Inc. ...............................................  3,984,683       105,434,712
Procter & Gamble Co. .......................................  3,984,683       256,254,964
United Technologies Corp. ..................................  3,984,683       267,491,770
Verizon Communications, Inc. ...............................  3,984,683       152,135,197
Wal-Mart Stores, Inc. ......................................  3,984,683       190,946,009
                                                                           --------------
Total Common Stocks -- (Cost $6,851,890,556)................               $6,405,019,301
                                                                           ==============

See accompanying notes to financial statements.

DIAMONDS TRUST, SERIES 1
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value.......................    $6,405,019,301
  Cash......................................................         5,948,804
  Receivable for DIAMONDS issued in-kind....................           103,618
  Dividends receivable......................................         7,711,644
                                                                --------------
TOTAL ASSETS................................................     6,418,783,367
                                                                --------------
LIABILITIES
  Payable for DIAMONDS redeemed in-kind.....................            45,168
  Income distribution payable...............................         5,652,840
  Accrued Trustee expense...................................           494,098
  Accrued expenses and other liabilities....................         2,713,129
                                                                --------------
TOTAL LIABILITIES...........................................         8,905,235
                                                                --------------
NET ASSETS..................................................    $6,409,878,132
                                                                ==============
NET ASSETS REPRESENTED BY:
  Paid in surplus...........................................    $7,144,104,437
  Undistributed net investment income.......................        10,886,150
  Accumulated net realized loss on investments..............      (298,241,200)
  Net unrealized depreciation on investments................      (446,871,255)
                                                                --------------
NET ASSETS..................................................    $6,409,878,132
                                                                ==============
NET ASSET VALUE PER DIAMOND.................................           $130.53
                                                                       =======

UNITS OF FRACTIONAL UNDIVIDED INTEREST
  ("DIAMONDS") OUTSTANDING, UNLIMITED UNITS AUTHORIZED,
     $0.00 PAR VALUE........................................        49,104,750
                                                                --------------
COST OF INVESTMENTS.........................................    $6,851,890,556
                                                                ==============

See accompanying notes to financial statements.

DIAMONDS TRUST, SERIES 1
STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------

                              SIX MONTHS ENDED
                               APRIL 30, 2007    FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                (UNAUDITED)       OCTOBER 31, 2006     OCTOBER 31, 2005     OCTOBER 31, 2004
                              ----------------   ------------------   ------------------   ------------------
INVESTMENT INCOME
     Dividend income........    $ 83,731,600       $  154,659,959       $ 177,120,908        $ 145,895,782
                                ------------       --------------       -------------        -------------
EXPENSES:
     Trustee expense........       2,054,253            4,562,765           4,928,790            4,708,689
     Marketing expense......       2,018,888            3,903,738           4,307,114            4,019,534
     DJIA license fee.......       1,267,000            2,555,000           2,655,783            3,750,004
     Legal and audit
          services..........          64,021              100,378             149,889               89,900
     SEC registration
          expense...........              --                   --             324,223               73,883
     Printing and postage
          expense...........          99,550              275,241             403,199               43,194
     Other expenses.........          51,399              109,678             120,310                  661
                                ------------       --------------       -------------        -------------
Total expenses..............       5,555,111           11,506,800          12,889,308           12,685,865
     Trustee earnings
          credit............        (670,546)            (418,803)           (280,392)             (88,355)
                                ------------       --------------       -------------        -------------
Net expenses after Trustee
  earnings credit...........       4,884,565           11,087,997          12,608,916           12,597,510
                                ------------       --------------       -------------        -------------
NET INVESTMENT INCOME.......      78,847,035          143,571,962         164,511,992          133,298,272
                                ------------       --------------       -------------        -------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
     Net realized gain on
          investment
          transactions......     396,159,616          413,807,291         651,853,900          213,134,509
     Net change in
          unrealized
          appreciation
          (depreciation)....     140,825,787          517,345,427        (297,315,375)        (133,449,812)
                                ------------       --------------       -------------        -------------
NET REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS.......     536,985,403          931,152,718         354,538,525           79,684,697
                                ------------       --------------       -------------        -------------
NET INCREASE IN NET ASSETS
  RESULTING FROM
  OPERATIONS................    $615,832,438       $1,074,724,680       $ 519,050,517        $ 212,982,969
                                ============       ==============       =============        =============

See accompanying notes to financial statements.

DIAMONDS TRUST, SERIES 1
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                SIX MONTHS ENDED
                                 APRIL 30, 2007    FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                  (UNAUDITED)       OCTOBER 31, 2006     OCTOBER 31, 2005     OCTOBER 31, 2004
                                ----------------   ------------------   ------------------   ------------------
INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS:
     Net investment income....   $   78,847,035     $   143,571,962      $   164,511,992       $  133,298,272
     Net realized gain on
          investment
          transactions........      396,159,616         413,807,291          651,853,900          213,134,509
     Net change in unrealized
          appreciation
          (depreciation)......      140,825,787         517,345,427         (297,315,375)        (133,449,812)
                                 --------------     ---------------      ---------------       --------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS...      615,832,438       1,074,724,680          519,050,517          212,982,969
                                 --------------     ---------------      ---------------       --------------
NET EQUALIZATION CREDITS AND
  CHARGES.....................       (6,006,362)         (1,800,594)          (2,410,446)          (1,282,877)
                                 --------------     ---------------      ---------------       --------------
DISTRIBUTIONS TO UNITHOLDERS
  FROM NET INVESTMENT
  INCOME......................      (71,495,019)       (141,435,357)        (168,178,022)        (130,617,261)
                                 --------------     ---------------      ---------------       --------------
NET INCREASE (DECREASE) IN NET
  ASSETS FROM ISSUANCE AND
  REDEMPTION OF DIAMONDS......     (688,070,808)     (1,781,857,294)      (1,129,366,247)       2,118,716,178
                                 --------------     ---------------      ---------------       --------------
NET INCREASE (DECREASE) IN NET
  ASSETS DURING PERIOD........     (149,739,751)       (850,368,565)        (780,904,198)       2,199,799,009

NET ASSETS AT BEGINNING OF
  PERIOD......................    6,559,617,883       7,409,986,448        8,190,890,646        5,991,091,637
                                 --------------     ---------------      ---------------       --------------

NET ASSETS END OF PERIOD*.....   $6,409,878,132     $ 6,559,617,883      $ 7,409,986,448       $8,190,890,646
                                 ==============     ===============      ===============       ==============
*INCLUDES UNDISTRIBUTED NET
  INVESTMENT INCOME...........   $   10,886,150     $     3,534,134      $     1,397,529       $    5,063,559
                                 --------------     ---------------      ---------------       --------------

See accompanying notes to financial statements.

DIAMONDS TRUST, SERIES 1
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A DIAMOND OUTSTANDING DURING THE PERIOD

--------------------------------------------------------------------------------

                                  SIX MONTHS   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                    ENDED*        ENDED          ENDED          ENDED          ENDED          ENDED
                                   4/30/07       10/31/06       10/31/05       10/31/04       10/31/03       10/31/02
                                  ----------   ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF
  YEAR..........................  $  120.69     $   104.31     $   100.48     $    98.20     $    84.12     $    90.84
                                  ---------     ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS:
  Net investment income(1)......       1.45           2.45           2.39(5)        1.94           1.91           1.73
  Net realized and unrealized
    gain (loss) on
    investments.................       9.84          16.37           3.91           2.28          14.06          (6.77)
                                  ---------     ----------     ----------     ----------     ----------     ----------
TOTAL FROM INVESTMENT
  OPERATIONS....................      11.29          18.82           6.30           4.22          15.97          (5.04)
                                  ---------     ----------     ----------     ----------     ----------     ----------
UNDISTRIBUTED NET INVESTMENT
  INCOME INCLUDED IN PRICE OF
  UNITS ISSUED AND REDEEMED,
  NET...........................      (0.11)         (0.03)         (0.03)          0.00(2)       (0.01)          0.00(2)
                                  ---------     ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS FROM:
  Net investment income.........      (1.34)         (2.41)         (2.44)         (1.94)         (1.88)         (1.68)
                                  ---------     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF
  PERIOD........................  $  130.53     $   120.69     $   104.31     $   100.48     $    98.20     $    84.12
                                  =========     ==========     ==========     ==========     ==========     ==========
TOTAL INVESTMENT RETURN(3)......       9.32%         18.23%          6.23%          4.27%         19.22%         (5.71)%
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets:
  Net investment income.........       2.34%          2.21%          2.27%          1.89%          2.12%          1.85%
  Total expenses................       0.17%          0.18%          0.18%          0.18%          0.18%          0.18%
  Net expenses excluding trustee
    earnings credit.............       0.15%          0.17%          0.17%          0.18%          0.18%          0.18%
  Portfolio turnover rate(4)....       1.51%          0.01%          7.69%         13.88%          8.71%          0.26%
NET ASSET VALUE, END OF YEAR
  (000'S).......................  $6,409,878    $6,559,618     $7,409,986     $8,190,891     $5,991,092     $4,118,076

--------------------------------------------------------------------------------

 *  Unaudited

(1) Per share numbers have been calculated using the average shares method.

(2) Amount shown represents less than $0.005.

(3) Total returns for periods of less than one year are not annualized and do not include transaction fees. Total returns do not reflect broker commission charges.

(4) Portfolio turnover ratio excludes securities received or delivered from processing creations or redemptions of DIAMONDS.

(5) Net investment income per unit reflects receipt of a one time dividend from a portfolio holding (Microsoft Corp.) The effect of this dividend amounted to $0.22 per share.

See accompanying notes to financial statements.

DIAMONDS TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION
DIAMONDS Trust Series 1 (the "Trust") is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase units of beneficial interest in the Trust representing proportionate undivided interests in the portfolio of securities consisting of substantially all of the component common stocks, which comprise the Dow Jones Industrial Average (the "DJIA"). Each unit of fractional undivided interest in the Trust is referred to as a "DIAMOND". The Trust commenced operations on January 14, 1998 upon the initial issuance of 500,000 DIAMONDS (equivalent to ten "Creation Units" -- see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

SECURITY VALUATION
Portfolio securities are valued based on the closing sale price on the exchange which is deemed to be the principal market for the security, except for securities listed on the NASDAQ which are valued at the NASDAQ official closing price. If there is no closing sale price available or official closing price, valuation will be determined by the Trustee in good faith based on available information.

In September, 2006, Statements of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Trust's financial statements.

INVESTMENT RISK
The Trust invests in various investments which are exposed to risks, such market risk. Due to the level of risk associated with certain investments it is at least reasonably possibly that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

INVESTMENT TRANSACTIONS
Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO UNITHOLDERS
The Trust declares and distributes dividends from net investment income to its unitholders monthly. The Trust will distribute net realized capital gains, if any, at least annually.

DIAMONDS TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

EQUALIZATION
The Trust follows the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring the Trust's units, equivalent on a per unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per unit is unaffected by sales or reacquisitions of the Trust's units.

FEDERAL INCOME TAX
The Trust has qualified and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Trust will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales. Net investment income per unit calculations in the financial highlights for all years presented exclude these differences.

During the six months ended April 30, 2007, the Trust reclassified $395,898,931 of non-taxable security gains realized in the in-kind redemption of Creation Units (Note 4) as an increase to paid in surplus in the Statements of Assets and Liabilities.

At October 31, 2006, the Trust had the following capital loss carryforwards which may be used to offset any net realized gains, expiring October 31:

2008....................................  $  5,933,194
2010....................................     2,065,467
2011....................................    68,716,435
2012....................................   221,460,585
2014....................................        52,316

In December 2006, the SEC issued staff guidance ("SEC Letter") that delayed the implementation of the Financial Accounting Standards Board's ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48") and clarified its application. FIN 48 was originally released by the FASB in July 2006. FIN 48 mandates a two-part test for recognition of a tax benefit in the financial statement of any company (including an investment company) that follows generally accepted accounting principles. First, the company must determine that it has a greater than 50% likelihood of sustaining its position based on the "technical merits" of the position. Second, the company must determine the amount of benefit that may be recognized by considering all of the potential outcomes and measuring the probability that each will occur. The SEC Letter clarifies the types of guidance upon which investment companies can rely in determining the technical merits of a tax position. In addition, the SEC Letter permits investment companies to delay the

DIAMONDS TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

implementation of FIN 48 until the last NAV calculation in the first required financial reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48.

NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR
In accordance with the Trust Agreement, State Street Bank and Trust Company (the "Trustee") maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the DJIA. For these services, the Trustee received a fee at the following annual rates for the six months ended April 30, 2007:

NET ASSET VALUE OF THE TRUST               FEE AS A PERCENTAGE OF NET ASSET VALUE OF THE TRUST
----------------------------               ---------------------------------------------------
$0 - $499,999,999                          10/100 of 1% per annum plus or minus the Adjustment
                                           Amount
$500,000,000 - $2,499,999,999              8/100 of 1% per annum plus or minus the Adjustment
                                           Amount
$2,500,000,000 - and above                 6/100 of 1% per annum plus or minus the Adjustment
                                           Amount

The Adjustment Amount is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for creation and redemption of DIAMONDS and (b) the excess amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the six months ended April 30, 2007, the Adjustment Amount decreased the Trustee's fee by $558,686. The Adjustment Amount included an excess of net transaction fees from processing orders of $262,170 and a Trustee earning credit of $296,516.

Effective November 22, 2006, the Trustee changed the method for computing the Adjustment Amount to the Trustee Fee such that all income earned with respect to cash held for the benefit of the Trust is credited against the Trustee's Fee. During the period from December 1, 2006 through December 31, 2006, the Trustee applied incremental cash balance credits of $374,030 against its base fee. Such incremental credit were calculated and applied on a daily basis for such period.

PDR Services LLC (the "Sponsor", a wholly-owned subsidiary of the American Stock Exchange LLC) agreed to reimburse the Trust for, or assume, the ordinary operating expenses of the Trust which exceeded 18.00/100 of 1% per annum of the daily net asset value of the Trust. The amounts of such reimbursements by the Sponsor for the fiscal years ended October 31, 2004, October 31, 2005, October 31, 2006 and the six-month period ended April 30, 2007 were $0.

DIAMONDS TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

Dow Jones & Company, Inc. ("Dow Jones"), the American Stock Exchange LLC (the "AMEX"), PDR Services (the "Sponsor") and State Street Global Markets LLC ("SSGM") have entered into a License Agreement pursuant to which certain Dow Jones marks may be used in connection with the Trust subject to the payment of license fees. SSGM is a subsidiary of the Trustee.

INDEMNIFICATIONS
Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience the Trust expects the risk of loss to be remote.

NOTE 4 -- TRUST TRANSACTIONS IN DIAMONDS
Transactions in DIAMONDS were as follows.

                                                       SIX MONTHS ENDED APRIL 30, 2007
                                                       -------------------------------
                                                         DIAMONDS         AMOUNTS
                                                       ------------   ----------------
DIAMONDS sold........................................   136,650,000   $ 17,082,565,518
DIAMONDS issued upon dividend reinvestment...........         5,550            684,755
DIAMONDS redeemed....................................  (141,900,000)   (17,777,327,443)
Net income equalization..............................            --          6,006,362
                                                       ------------   ----------------
Net Decrease.........................................    (5,244,450)  $   (688,070,808)
                                                       ============   ================

                                                         YEAR ENDED OCTOBER 31, 2006
                                                       -------------------------------
                                                         DIAMONDS         AMOUNTS
                                                       ------------   ----------------
DIAMONDS sold........................................   142,300,000   $ 15,848,129,501
DIAMONDS issued upon dividend reinvestment...........        12,974          1,429,406
DIAMONDS redeemed....................................  (159,000,000)   (17,633,216,795)
Net income equalization..............................            --          1,800,594
                                                       ------------   ----------------
Net Decrease.........................................   (16,687,026)  $ (1,781,857,294)
                                                       ============   ================

DIAMONDS TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                                         YEAR ENDED OCTOBER 31, 2005
                                                       -------------------------------
                                                         DIAMONDS         AMOUNTS
                                                       ------------   ----------------
DIAMONDS sold........................................   117,800,000   $ 12,383,980,226
DIAMONDS issued upon dividend reinvestment...........        16,090          1,702,587
DIAMONDS redeemed....................................  (128,300,000)   (13,517,459,506)
Net income equalization..............................            --          2,410,446
                                                       ------------   ----------------
Net Decrease.........................................   (10,483,910)  $ (1,129,366,247)
                                                       ============   ================

                                                          YEAR ENDED OCTOBER 31, 2004
                                                         -----------------------------
                                                          DIAMONDS         AMOUNTS
                                                         -----------   ---------------
DIAMONDS sold..........................................   72,900,000   $ 7,485,525,585
DIAMONDS issued upon dividend reinvestment.............       11,705         1,201,305
DIAMONDS redeemed......................................  (52,400,000)   (5,369,293,589)
Net income equalization................................           --         1,282,877
                                                         -----------   ---------------
Net Increase...........................................   20,511,705   $ 2,118,716,178
                                                         ===========   ===============

Except for under the Trust's dividend reinvestment plan, DIAMONDS are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 DIAMONDS. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per DIAMOND (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. A transaction fee of $1,000 is charged in connection with each creation or redemption of Creation Units through the DIAMONDS Clearing Process per Participating party per day, regardless of the number of Creation Units created or redeemed. Transaction fees are received by the Trustee and used to offset the expense of processing orders.

NOTE 5 -- INVESTMENT TRANSACTIONS
For the six months ended April 30, 2007, the Trust had net in-kind contributions, net in-kind redemptions, purchases and sales of investment securities of $13,934,727,630, $14,623,395,583, $107,277,341 and $103,458,996,
respectively. At April 30, 2007, the cost of investments for federal income tax purposes was $6,851,890,556 accordingly, gross unrealized appreciation was $67,008,024, and gross unrealized depreciation was $513,879,279, resulting in net unrealized depreciation of $446,871,255.

NOTE 6 -- TAX INFORMATION
For Federal income tax purposes, the percentage of Trust ordinary distributions which qualify for the corporate dividends received deduction for the fiscal year ended October 31, 2006 is 100%.

For the fiscal year ended October 31, 2006, certain dividends paid by the Trust may be designated as qualified dividend income and subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information was reported in conjunction with your 2006 Form 1099-DIV.

DIAMONDS TRUST, SERIES 1
OTHER INFORMATION
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                      BID/ASK PRICE(1) VS NET ASSET VALUE
                              AS OF APRIL 30, 2007

                                         CLOSING PRICE ABOVE NAV     CLOSING PRICE BELOW NAV
                                        -------------------------   -------------------------
                                        50-99    100-199    >200    50-99    100-199    >200
                                        BASIS     BASIS    BASIS    BASIS     BASIS    BASIS
                                        POINTS   POINTS    POINTS   POINTS   POINTS    POINTS
                                        ------   -------   ------   ------   -------   ------
2007..................................    0         0        0        0         0        0
2006..................................    0         0        0        0         0        0
2005..................................    0         0        0        0         0        0
2004..................................    0         0        0        0         0        0
2003..................................    0         0        0        0         0        0

           COMPARISON OF TOTAL RETURNS BASED ON NAV AND BID/ASK PRICE

                            CUMULATIVE TOTAL RETURN

                                                              1 YEAR   5 YEAR   SINCE FIRST TRADE(2)
                                                              ------   ------   --------------------
Return Based on NAV.........................................  17.37%   45.69%          96.24%
Return Based on Bid/Ask Price...............................  17.33%   45.92%          96.20%
DJIA........................................................  17.58%   47.05%          99.21%

                          AVERAGE ANNUAL TOTAL RETURN

                                                              1 YEAR   5 YEAR   SINCE FIRST TRADE(2)
                                                              ------   ------   --------------------
Return Based on NAV.........................................  17.37%    7.82%           7.54%
Return Based on Bid/Ask Price...............................  17.33%    7.85%           7.54%
DJIA........................................................  17.58%    8.02%           7.65%

---------------

(1) Currently , the Bid/Ask Price is calculated based on the best bid and best offer on the AMEX at 4:00 p.m. However, prior to April 3, 2001, the calculation of the Bid/Ask Price was based on the midpoint of the best bid and best offer at the close of trading on the AMEX, ordinarily 4:15 p.m.

(2) The Trust commenced trading on the AMEX on January 20, 1998.

DIAMONDS TRUST, SERIES 1

--------------------------------------------------------------------------------

SPONSOR
PDR Services LLC
c/o American Stock Exchange LLC
86 Trinity Place
New York, NY 10006

TRUSTEE
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

LEGAL COUNSEL
Katten Muchin Rosenman LLP
575 Madison Avenue
New York, NY 10022